COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Financial assets in guarantee (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets in guarantee
Financial assets pledged as collateral	$ 175,351,966	$ 101,004,445
Guarantee Securities For Repo Operations [Member]
Financial assets in guarantee
Financial assets pledged as collateral	8,491,179	2,118,174
Special Guarantees Accounts Argentine Central Bank [Member]
Financial assets in guarantee
Financial assets pledged as collateral	54,274,918	47,391,944
Deposits In Guarantee [Member]
Financial assets in guarantee
Financial assets pledged as collateral	$ 112,585,869	$ 51,494,327